Financial risk management - Summary of Financial Assets Subject to Offsetting (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial assets	S/ 158,101	S/ 515,800
Net amounts of financial assets presented in the consolidated statement of financial position	158,101	515,800
Financial instruments (including non-cash guarantees)	(65,099)	(169,050)
Cash guarantees received	(9,755)	(235,133)
Net amount	83,247	111,617
Financial investments, Derivatives receivable [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial assets	158,101	515,800
Net amounts of financial assets presented in the consolidated statement of financial position	158,101	515,800
Financial instruments (including non-cash guarantees)	(65,099)	(169,050)
Cash guarantees received	(9,755)	(235,133)
Net amount	S/ 83,247	S/ 111,617